Concentration of Risks (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentration of Risks [Line Items]
Cash and cash equivalents and restricted cash from continuing operations (in Dollars)		$ 1,073	$ 11,337	$ 6,328
Cash and cash equivalents and restricted cash (in Dollars)		401	1,930
Financial institutions deposit (in Dollars)		$ 672	$ 9,407
Transferred amount (in Dollars)	$ 823
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration of Risks [Line Items]
Concentration risk percentage		37.06%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Five Customers [Member]
Concentration of Risks [Line Items]
Concentration risk percentage		95.20%	86.40%	87.80%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration of Risks [Line Items]
Concentration risk percentage		59.40%	43.40%	37.60%
Accounts Receivable Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration of Risks [Line Items]
Concentration risk percentage		77.00%	43.00%
Five suppliers [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration of Risks [Line Items]
Concentration risk percentage		52.90%	68.80%